Note 20 - Restatement of Previously Issued Financial Statements - Effect of Restatement (Details) - USD ($)	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023
Note payable, revolver - current	$ 8,321,782	$ 7,280,673	$ 8,046,853	$ 7,459,960	$ 8,324,397	$ 7,314,692	$ 8,006,810	$ 6,823,065
Total current liabilities	$ 15,143,512	14,256,779	15,181,321	14,189,385	16,092,599	19,130,741	15,671,119	14,536,914
Note payable, revolver - noncurrent		0	0	0	0	0	0	0
Previously Reported [Member]
Note payable, revolver - current		0	0	0	0	0	0	0
Total current liabilities		6,976,106	7,134,468	6,729,425	7,768,202	11,816,049	7,664,309	7,713,849
Note payable, revolver - noncurrent		7,280,673	8,046,853	7,459,960	8,324,397	7,314,692	8,006,810	6,823,065
Revision of Prior Period, Error Correction, Adjustment [Member]
Note payable, revolver - current		7,280,673	8,046,853	7,459,960	8,324,397	7,314,692	8,006,810	6,823,065
Total current liabilities		7,280,673	8,046,853	7,459,960	8,324,397	7,314,692	8,006,810	6,823,065
Note payable, revolver - noncurrent		$ (7,280,673)	$ (8,046,853)	$ (7,459,960)	$ (8,324,397)	$ (7,314,692)	$ (8,006,810)	$ (6,823,065)